Investments	12 Months Ended
Dec. 31, 2014
Investments [Abstract]
Investments
6.	INVESTMENTS

Short-term investments

The Group’s short-term investments consist of trading securities and available-for-sale investments. The carrying amount and fair value of the Group’s trading securities and short-term available-for-sale investments as of December 31, 2013 and 2014 were as follows:

	As of December 31, 2013
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
Short-term investment:
Trading securities	179	168	(94)	-	253
Available-for-sale securities:
Others	-	495	-	-	495

Short-term investment	674	168	(94)	-	748

	As of December 31, 2014
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
Short-term investment:
Trading securities	253	92	(172)	-	173
Available-for-sale securities:
Listed equity securities	51,747	1,667	(9,856)	—	43,558
Bank financial products	14,505	—	—	—	14,505
Others	500	—	—	—	500
Short-term investment	67,005	1,759	(10,028)	—	58,736

The management of the Group determined that there was no impairment on such investment during the years ended December 31, 2012, 2013 and 2014.

Long-term investments

The Group’s long-term investments consist of cost method investments, equity method investments and available-for-sale investments.

Cost-method investments

The carrying amount of Company’s all cost method investments was $46,012 and $137,134 as of December 31, 2013 and 2014, respectively. The Group held less than 20% equity interest in its cost method investments except for the below investment:

In July 2012, the Group invested $482 in an entity engaged in internet service company, to purchase 26.51% of its equity interest. In January 2014, the Group made an additional investment for consideration of $17,445. As of December 31, 2014, the Group held 38.11% equity interest. The Group used the cost method to account for this investment though the Group held over 20% of its voting stock since the Group did not have the ability to exercise significant influence over the operating and financing activities of the investee.

The total impairment losses on cost method investments were $761, $867 and $578 during the years ended December 31, 2012, 2013 and 2014, respectively.

Equity-method investments

The carrying amount of Company’s equity method investments was $38,281 and $130,201 as of December 31, 2013 and 2014, respectively, with voting interests ranging from 10% to 65%. Details of the significant investments are as follows:

(i)	In November 2011, the Group acquired 30% equity interest of an internet security company through a nonmonetary transaction. In June 2012, the Group made an additional investment for an aggregate price of $2,140 in cash to avoid diluting in its series B financing. In December 2013, the Group made another additional investment for an aggregate price of $25,000 in cash in its series C financing. In December 2014, the Group made another additional investment for an aggregate price of $9,360 in cash in its series D financing. As of December 31, 2014, the Group held 40.8% equity interest with a carrying amount is $22,276.

(ii)	In December 2014, the Group purchased 40% of a hardware develop company’s equity interest for purchase price of $17,568.

The Group shared loss of $4,845, $2,747 and $18,906 from its equity method investments during the years end December 31, 2012, 2013 and 2014, respectively.

The total impairment losses on equity method investments were $1,541, $4,137 and $1,943 during the years ended December 31, 2012, 2013 and 2014, respectively.

Available-for-sale investments

The carrying amount and fair value of the Group’s available-for-sale investments were $nil and $47,644 as follows as of December 31, 2013 and 2014.

	As of December 31, 2014
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
Long-term investment:
Available-for-sale securities:
Listed equity securities	57,335	9,988	(19,679)	—	47,644

The Group reviews its available-for-sale investments regularly to determine if an investment is other-than-temporarily impaired due to changes in quoted market price or other impairment indicators such as market condition for the investees’ industry and products and services. No impairment loss on available-for-sale investments was recognized for the years end December 31, 2012, 2013 and 2014.